Dividends - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Preferred share dividends	$ 0	$ 18
Common share dividends	$ 629	$ 599